Financial risk management objectives and policies - Foreign currency risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) country	Dec. 31, 2021 EUR (€) country	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Foreign currency risk
Number of hyper inflationary countries | country	2	2
Borrowings	$ 30,781		$ 20,380	$ 18,227
Cash	1,461		1,182	755
Increase in interest expense that would result from increased interest rate, per sensitivity analysis	$ 54
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component				(4)
Impact on profit: (loss)/gain ($m) due to increase in risk component				(174)
Impact on equity: gain/(loss) ($m) due to increase in risk component				170
0.875% Non-callable bond due 2021
Foreign currency risk
Borrowings | €		€ 750
Borrowings, interest rate	0.875%	0.875%
US
Foreign currency risk
Assumed strengthening of US currency	10.00%	10.00%
Assumed weakening of US currency	10.00%	10.00%
Assumed percentage increase	10.00%	10.00%
Assumed percentage decrease	10.00%	10.00%
All currencies except US
Foreign currency risk
Percentage of entity's revenue	68.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings	2.00%	2.00%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings	9.00%	9.00%
Interest rates
Foreign currency risk
Changes in rates	1.00%	1.00%
Assumed percentage increase	1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 1,978		1,696	1,417
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	$ (2,106)		(1,758)	(1,521)
Exchange rates
Foreign currency risk
Changes in rates	10.00%	10.00%
Assumed percentage increase	10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 82		114
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	(85)		(132)	(36)
Impact on profit: (loss)/gain ($m) due to increase in risk component	24		(57)
Impact on profit: (loss)/gain ($m) due to decrease in risk component	(9)		74	172
Impact on equity: gain/(loss) ($m) due to increase in risk component	58		171
Impact on equity: gain/(loss) ($m) due to decrease in risk component	$ (76)		$ (206)	$ (208)